Inventories Related to Real Estate Business - Additional Information (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)
Disclosure of detailed information about property, plant and equipment [Line Items]
Investment properties	$ 8,119,436	$ 273,935
Inventories related to real estate business expected to be recovered longer than twelve months	9,818,869	331,271	$ 12,076,154
Reclassified of buildings and land use right under the line item of "inventories related to real estate - construction in progress" [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Investment properties	6,971,372	235,201
Long-term prepayments for lease	$ 5,798,449	$ 195,629